Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Income
Deferred revenue from rewards program	$ 76,291	$ 69,387
Other deferred income	1,230	2,249
Total	$ 77,521	$ 71,636